Note 11 - Borrowings - Federal Home Loan Bank Long-term Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2020, amount	$ 5,000	$ 2,000
2020, weighted interest rate	2.20%	2.00%
2021, amount	$ 7,171	$ 5,000
2021, weighted interest rate	2.10%	2.20%
2022, amount	$ 7,000	$ 7,171
2022, weighted interest rate	2.16%	2.10%
2023, amount	$ 6,167	$ 7,000
2023, weighted interest rate	2.05%	2.16%
2024, amount	$ 2,855	$ 5,100
2024, weighted interest rate	1.25%	2.28%
Total FHLB long-term debt, amount	$ 28,193	$ 26,271
Total FHLB long-term debt, weighted interest rate	2.03%	2.16%